Segmented Information (Tables)	12 Months Ended
Dec. 31, 2024
Segment Reporting [Abstract]
Schedule of Information by Reportable Segment

	Regulated								Non-Regulated	Inter-
		UNS	Central	FortisBC	Fortis	FortisBC	Other	Sub-	Corporate	segment
($ millions)	ITC	Energy	Hudson	Energy	Alberta	Electric	Electric	total	and Other	eliminations	Total

Year ended December 31, 2024
Revenue	2,229	3,007	1,372	1,665	817	545	1,838	11,473	35	—	11,508
Energy supply costs	—	1,183	393	423	—	155	1,095	3,249	—	—	3,249
Operating expenses	530	798	659	418	195	141	250	2,991	49	—	3,040
Depreciation and amortization	448	404	134	337	291	88	218	1,920	7	—	1,927
Operating income	1,251	622	186	487	331	161	275	3,313	(21)	—	3,292
Other income, net	96	51	58	45	11	6	29	296	(8)	—	288
Finance charges	483	155	79	155	135	81	93	1,181	225	—	1,406
Income tax expense	200	70	37	83	26	14	23	453	(107)	—	346
Net earnings	664	448	128	294	181	72	188	1,975	(147)	—	1,828
Non-controlling interests	122	—	—	1	—	—	25	148	—	—	148
Preference share dividends	—	—	—	—	—	—	—	—	74	—	74
Net earnings attributable to common equity shareholders	542	448	128	293	181	72	163	1,827	(221)	—	1,606

Additions to property, plant and equipment and intangible assets	1,456	1,151	431	1,035	554	132	454	5,213	5	—	5,218

As at December 31, 2024
Goodwill	8,828	1,987	649	913	231	235	269	13,112	—	—	13,112
Total assets	27,202	14,690	6,278	10,156	6,181	2,807	5,810	73,124	374	(12)	73,486

Year ended December 31, 2023
Revenue	2,085	3,006	1,360	1,955	738	528	1,761	11,433	84	—	11,517
Energy supply costs	—	1,290	499	760	—	153	1,069	3,771	—	—	3,771
Operating expenses	494	776	601	408	180	127	231	2,817	72	—	2,889
Depreciation and amortization	416	361	113	309	265	96	204	1,764	9	—	1,773
Operating income	1,175	579	147	478	293	152	257	3,081	3	—	3,084
Other income, net	82	49	54	34	6	4	23	252	39	—	291
Finance charges	427	145	67	163	125	79	86	1,092	213	—	1,305
Income tax expense	208	83	29	74	12	9	26	441	(81)	—	360
Net earnings	622	400	105	275	162	68	168	1,800	(90)	—	1,710
Non-controlling interests	114	—	—	1	—	—	22	137	—	—	137
Preference share dividends	—	—	—	—	—	—	—	—	67	—	67
Net earnings attributable to common equity shareholders	508	400	105	274	162	68	146	1,663	(157)	—	1,506

Additions to property, plant and equipment and intangible assets	1,103	916	341	593	608	126	466	4,153	16	—	4,169

As at December 31, 2023
Goodwill	8,127	1,830	597	913	228	235	254	12,184	—	—	12,184
Total assets	24,269	12,784	5,371	9,225	5,962	2,715	5,227	65,553	401	(34)	65,920